Organization and Basis of Presentation	3 Months Ended	6 Months Ended
	Dec. 31, 2013	Jun. 30, 2014
Accounting Policies [Abstract]
Organization and Basis of Presentation
1.	ORGANIZATION AND BASIS OF PRESENTATION

Organization

Viper Energy Partners LP (the “Partnership”) is a publicly traded Delaware limited partnership, the common units of which are listed on the NASDAQ Global Market under the symbol “VNOM”. The Partnership was formed by Diamondback Energy, Inc., a Delaware corporation (together with its subsidiaries, “Diamondback”), on February 27, 2014 to, among other things, own, acquire and exploit oil and natural gas properties in North America. The Partnership is currently focused on oil and natural gas properties in the Permian Basin. Unless the context requires otherwise, references to “we,” “us,” “our,” or “the Partnership” are intended to mean the business and operations of Viper Energy Partners LP and its consolidated subsidiary, Viper Energy Partners LLC (the “Predecessor”), a Delaware limited liability company.

The Predecessor was formed on September 18, 2013 to own and acquire mineral and other oil and natural gas interests in properties in the Permian Basin in West Texas. The assets of the Predecessor consisted of mineral interests in oil and natural gas properties in the Permian Basin, which were acquired on September 19, 2013. See Note 3—Acquisition. For the period from its inception to June 17, 2014, the Predecessor was a wholly owned subsidiary of Diamondback.

Prior to the completion on June 23, 2014 of the Partnership’s initial public offering (the “IPO”) of 5,750,000 common units representing limited partner interests, Diamondback owned all of the general and limited partner interests in the Partnership. On June 23, 2014, the Partnership completed its IPO of 5,750,000 common units representing limited partner interests, which included 750,000 common units issued pursuant to an option to purchase additional common units granted to the underwriters on the same terms.

In connection with the IPO, on June 17, 2014, Diamondback contributed all of the membership interests in the Predecessor to the Partnership in exchange for 70,450,000 common units, and Viper Energy Partners GP LLC (the “General Partner”), a Delaware limited liability company, maintained its non-economic general partner interest.

Basis of Presentation

The contribution of the Predecessor to the Partnership on June 17, 2014 was accounted for as a combination of entities under common control with assets and liabilities transferred at their carrying amounts in a manner similar to a pooling of interests and with the operations of the Partnership and the Predecessor as if they were consolidated for all periods presented. The Partnership did not own any assets prior to June 17, 2014, the date of the contribution agreement by and among Diamondback, the Predecessor, the General Partner and the Partnership. Therefore, the accompanying consolidated financial statements and related notes thereto represent the financial position, results of operations, cash flows and changes in members’ equity of the Predecessor.

The accompanying consolidated financial statements and related notes thereto were prepared in conformity with accounting principles that are generally accepted in the United States.

1.	ORGANIZATION AND BASIS OF PRESENTATION

Organization

Viper Energy Partners LP (the “Partnership”) is a publicly traded Delaware limited partnership, the common units of which are listed on the NASDAQ Global Market under the symbol “VNOM”. The Partnership was formed by Diamondback Energy, Inc., a Delaware corporation (together with its subsidiaries, “Diamondback”), on February 27, 2014 to, among other things, own, acquire and exploit oil and natural gas properties in North America. The Partnership is currently focused on oil and natural gas properties in the Permian Basin. Unless the context requires otherwise, references to “we,” “us,” “our,” or “the Partnership” are intended to mean the business and operations of Viper Energy Partners LP and its consolidated subsidiary, Viper Energy Partners LLC (the “Predecessor”), a Delaware limited liability company.

Prior to the completion on June 23, 2014 of the Partnership’s initial public offering (the “IPO”) of 5,750,000 common units representing limited partner interests, Diamondback owned all of the general and limited partner interests in the Partnership. On June 23, 2014, the Partnership completed its IPO of 5,750,000 common units representing limited partner interests at a price to the public of $26.00 per common unit, which included 750,000 common units issued pursuant to an option to purchase additional common units granted to the underwriters on the same terms. We received net proceeds of approximately $137.2 million from the sale of these common units, net of offering expenses and underwriting discounts and commissions.

In connection with the IPO, Diamondback contributed all of the membership interests in the Predecessor to the Partnership in exchange for 70,450,000 common units, and Viper Energy Partners GP LLC (the “General Partner”), a Delaware limited liability company, maintained its non-economic general partner interest. In addition, in connection with the closing of the IPO, the Partnership agreed to distribute to Diamondback all cash and cash equivalents and the royalty income receivable on hand in the aggregate amount of approximately $11.3 million and the net proceeds from the IPO. As of June 30, 2014, the Partnership had distributed $137.5 million to Diamondback and the Partnership recorded a payable balance of approximately $11.3 million.

The contribution of the Predecessor to the Partnership was accounted for as a combination of entities under common control with assets and liabilities transferred at their carrying amounts in a manner similar to a pooling of interests.

As of June 30, 2014, the General Partner held a 100% non-economic general partner interest in the Partnership, and our affiliates had an approximate 93% limited partner interest in the Partnership consisting of Diamondback holding an approximate 92% limited partner interest and Wexford Capital LP (“Wexford”) holding an approximate 1% limited partner interest. Diamondback owns and controls the General Partner.

Basis of Presentation

The consolidated results of operations following the completion of the IPO are presented together with the results of operations pertaining to our Predecessor. The assets of the Predecessor consisted of mineral interests in oil and natural gas properties in the Permian Basin, which were acquired on September 19, 2013. See Note 3—Acquisition. The contribution of the Predecessor to the Partnership on June 17, 2014 was accounted for as a combination of entities under common control with assets and liabilities transferred at their carrying amounts in a manner similar to a pooling of interests. The Partnership did not own any assets prior to June 17, 2014, the date of the contribution agreement by and among Diamondback, the Predecessor, the General Partner and the Partnership. Prior to the IPO, the Predecessor was a wholly owned subsidiary of Diamondback. For periods prior to June 17, 2014, the accompanying consolidated financial statements and related notes thereto represent the financial position, results of operations, cash flows and changes in members’ equity of the Predecessor and, for periods on and after June 17, 2014, the accompanying consolidated financial statements and related notes thereto represent the financial position, results of operations, cash flows and changes in partners’ equity of the Partnership and its wholly owned subsidiary.

The accompanying consolidated financial statements and related notes thereto were prepared in conformity with accounting principles that are generally accepted in the United States. All material intercompany balances and transactions are eliminated in consolidation.